NATIONWIDE MUTUAL FUNDS

Nationwide Amundi Global High Yield Fund

Nationwide Amundi Strategic Income Fund

Nationwide Bailard Cognitive Value Fund

Nationwide Bailard International Equities Fund

Nationwide Bailard Technology & Science Fund

Nationwide BNY Mellon Core Plus Bond ESG Fund

Nationwide BNY Mellon Disciplined Value Fund

Nationwide BNY Mellon Dynamic U.S. Core Fund

Nationwide Bond Fund

Nationwide Bond Index Fund

Nationwide Fund

Nationwide Geneva Mid Cap Growth Fund

Nationwide Geneva Small Cap Growth Fund

Nationwide Global Sustainable Equity Fund

Nationwide Government Money Market Fund

Nationwide GQG US Quality Equity Fund

Nationwide Inflation-Protected Securities Fund

Nationwide International Index Fund

Nationwide International Small Cap Fund

Nationwide Janus Henderson Overseas Fund (formerly, Nationwide AllianzGI International Growth Fund)

Nationwide Loomis All Cap Growth Fund

Nationwide Loomis Core Bond Fund

Nationwide Loomis Short Term Bond Fund

Nationwide Mid Cap Market Index Fund

Nationwide NYSE Arca Tech 100 Index Fund

Nationwide S&P 500 Index Fund

Nationwide Small Cap Index Fund

Nationwide Small Company Growth Fund

Nationwide WCM Focused Small Cap Fund

Supplement dated March 16, 2023

to the Statement of Additional Information (“SAI”) dated February 28, 2023

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

Nationwide BNY Mellon Disciplined Value Fund

Effective immediately, the SAI is amended as follows:

1.	The Nationwide BNY Mellon Disciplined Value Fund is renamed the “Nationwide BNY Mellon Dynamic U.S. Equity Income Fund.” All references to the Fund’s former name in the SAI are replaced accordingly.

2.	The information for John C. Bailer, CFA in the subsection “Investments in Each Fund” under the heading “Appendix C – Portfolio Managers” is deleted in its entirety and replaced with the following:

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund (as of October 31, 2022)
Newton Investment Management North America, LLC
John C. Bailer, CFA	Nationwide BNY Mellon Dynamic U.S. Equity Income Fund	$50,001-$100,000

3.	The subsection “Investments in Each Fund” under the heading “Appendix C – Portfolio Managers” is amended to include the following:

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund (as of December 31, 2022)
Newton Investment Management North America, LLC
James H. Stavena	Nationwide BNY Mellon Dynamic U.S. Equity Income Fund	None
Dimitri Curtil	Nationwide BNY Mellon Dynamic U.S. Equity Income Fund	None
Torrey K. Zaches, CFA	Nationwide BNY Mellon Dynamic U.S. Equity Income Fund	None

4.	The subsection “Other Managed Accounts” under the heading “Appendix C – Portfolio Managers” is amended to include the following:

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category (As of December 31, 2022)
Newton Investment Management North America, LLC
James H. Stavena	Mutual Funds: 14 accounts, $3.9 billion total assets (1 account, $39.6 million total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 23 accounts, $7.2 billion total assets (3 accounts, $367.6 million total assets for which the advisory fee is based on performance)
Other Accounts: 28 accounts, $4.3 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Dimitri Curtil	Mutual Funds: 13 accounts, $3.9 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 19 accounts, $7.1 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 23 accounts, $3.3 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Torrey K. Zaches, CFA	Mutual Funds: 14 accounts, $3.9 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 19 accounts, $7.1 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 25 accounts, $4.1 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE